SHARE-BASED PAYMENTS (Details 2)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share options
The number of shares covered by the share options, beginning | shares
Exercise price per share of the share options, beginning | $ / shares
The number of shares covered by the share options granted during the year | shares	8,100,000
Exercise price per share of the share options granted during the year | $ / shares	$ 0.623
The number of shares covered by the options,ending | shares	8,100,000
Exercise price per share of the options, ending | $ / shares	$ 0.623